S000006698 [Member] Investment Objectives and Goals - Loomis Sayles Global Allocation Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Global Allocation Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s investment goal is high total investment return through a combination of capital appreciation and current income.